S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 12, 2026 USD ($) shares
Ares Acquisition Holdings III LP [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Ares Acquisition Holdings III LP [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,200,000
Price Paid or to be Paid for Securities, Total Amount	$ 9,300,000
Ares Acquisition Holdings III LP [Member] | Office Space, Utilities, Administration and Support Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, utilities, secretarial support and administrative services
Sponsor Compensation Amount	$ 16,667
Ares Acquisition Holdings III LP [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 400,000
Ares Acquisition Holdings III LP [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination
Ares Management Capital Markets LLC [Member] | Consulting And Advisory Services For Offering [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Consulting and advisory services to us in connection with this offering
Sponsor Compensation Amount	$ 1,200,000
Ares Acquisition Holdings III LP, Directors, Officers And Affiliates [Member] | Reimbursement Of Out Of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Services in connection with identifying, investigating and completing an initial business combination